Investments	9 Months Ended
Dec. 31, 2024
Disclosure of Investments [Abstract]
Investments [Text Block]

5. Investments

As at December 31, 2024 the Company holds a number of investments in both private and public companies. The Company's investment holdings that are not traded in active markets by the Company are considered investments.  Investments are accounted for as financial assets which are initially recognized at fair value and subsequently measured through fair value through profit or loss.

The continuity of investments was as follows:

Investments
Balance, March 31, 2023	$2,866
Additions	341
Unrealized gain on investments	3,743
Foreign exchange	24
Balance, March 31, 2024	$6,974
Additions	1,429
Disposals	(2,087)
Realized gain on investments	(311)
Unrealized gain on investments	25,766
Foreign exchange	(1,071)
Balance, December 31, 2024	$30,700